Loss Per Share (Details) - Schedule of Loss Per Share (Parentheticals) - SFr / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Loss Per Share [Abstract]
Diluted loss per share	SFr (1.29)	SFr (10.63)